Employee Benefits - Summary of Changes In Present Value of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	$ 364,043
Benefit obligation, ending balance	323,456	$ 364,043
Fair value of plan assets	(178,594)	(189,697)
Total employee benefit liability	144,862	174,346
Total	144,862	174,346
Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	364,043	320,890
Period cost	24,528	25,663
Benefits paid by employer	(33,067)	(22,456)
Remeasurements of defined benefit liability	(5,322)	39,420
Other current	(342)
Other OCI		(1,215)
Exchange differences	(26,384)	1,741
Benefit obligation, ending balance	323,456	364,043
Fair value of plan assets	(178,594)	(189,697)
Total employee benefit liability	144,862	174,346
Current	35,579	38,706
Non-current	109,283	135,640
Total	144,862	174,346
Defined Benefit Plan [member]
Disclosure of defined benefit plans [line items]
Total employee benefit liability	6,770	7,082
Total	6,770	7,082
Defined Benefit Plan [member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	300,773	265,928
Period cost	18,469	19,697
Benefits paid by employer	(29,879)	(20,058)
Remeasurements of defined benefit liability	850	34,848
Other OCI		(1,215)
Exchange differences	(21,727)	1,573
Benefit obligation, ending balance	268,486	300,773
Fair value of plan assets	(178,594)	(189,697)
Total employee benefit liability	89,892	111,076
Current	32,205	34,141
Non-current	57,687	76,935
Total	89,892	111,076
Other Benefits [member]
Disclosure of defined benefit plans [line items]
Total employee benefit liability	6,059	5,966
Total	6,059	5,966
Other Benefits [member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	63,270	54,962
Period cost		5,966
Benefits paid by employer		(2,398)
Remeasurements of defined benefit liability		4,572
Exchange differences		168
Benefit obligation, ending balance		63,270
Total employee benefit liability		63,270
Current		4,565
Non-current		58,705
Total		63,270
Other benefits [Member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	63,270
Period cost	6,059
Benefits paid by employer	(3,188)
Remeasurements of defined benefit liability	(6,172)
Other current	(342)
Exchange differences	(4,657)
Benefit obligation, ending balance	54,970	$ 63,270
Total employee benefit liability	54,970
Current	3,374
Non-current	51,596
Total	$ 54,970